UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Shareholders.

Semi-Annual Report
December 31, 2018
SSGA Master Trust
Blackstone / GSO Senior Loan Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	3
Financial Statements (Unaudited)	31
Financial Highlights (Unaudited)	34
Notes to Financial Statements (Unaudited)	35
Other Information (Unaudited)	42
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2018

Description	% of Net Assets
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 5.27% 1/31/2025	1.7%
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 5.02% 2/1/2024	1.4
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 5.27% 8/14/2024	1.4
Hub International, Ltd. Senior Secured 2018 Term Loan B 5.24% 4/25/2025	1.3
Allied Universal Holdco LLC Senior Secured 2015 Term Loan 6.27% 7/28/2022	1.3
TOTAL	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2018

% of Net Assets
Commercial Services & Supplies	10.4%
Software	10.1
Health Care Providers & Services	7.2
Media	5.7
Insurance	5.1
Hotels, Restaurants & Leisure	4.3
Pharmaceuticals	3.8
Specialty Retail	2.6
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.5
Diversified Financial Services	2.2
IT Services	1.9
Chemicals	1.9
Containers & Packaging	1.6
Retail-Restaurants	1.6
Interactive Media & Services	1.5
Machinery	1.4
Health Care Equipment & Supplies	1.1
Life Sciences Tools & Services	1.1
Capital Markets	1.0
Building Products	0.9
Electronic Equipment, Instruments & Components	0.9
Auto Components	0.9
Oil, Gas & Consumable Fuels	0.8
Multiline Retail	0.7
Computer Services	0.7
Professional Services	0.6
See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Food & Staples Retailing	0.6%
Health Care Technology	0.6
Semiconductor Equipment	0.6
Internet & Catalog Retail	0.6
Machinery-Constr&Mining	0.6
Recycling	0.6
Construction & Engineering	0.5
Construction Materials	0.5
Paper&Related Products	0.5
Advertising Services	0.5
Semiconductors & Semiconductor Equipment	0.4
Distributors	0.4
Pollution Control	0.4
Communications Equipment	0.4
Computers & Peripherals	0.4
Food Products	0.3
Financial Services	0.3
Household Products	0.3
Road & Rail	0.2
Thrifts & Mortgage Finance	0.2
Diagnostic Equipment	0.2
Energy Equipment & Services	0.1
Metals & Mining	0.1
Electrical Equipment	0.1
Telecom Services	0.1
Telecommunication Equip	0.1
Entertainment	0.1
Electric Utilities	0.0
Diversified Consumer Services	0.0
Oil-Field Services	0.0
Containers-Paper/Plastic	0.0
Food & Beverage	0.0
Short-Term Investment	13.0
Other Assets in Excess of Liabilities	2.3
TOTAL	100.0%
(The Portfolio's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 82.4% (a)
ADVERTISING SERVICES — 0.5%
AppLovin Corp. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.27%, 8/15/2025	$ 1,804,124	$ 1,777,062
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 11/8/2024	9,863,713	9,419,846
		11,196,908
AEROSPACE & DEFENSE — 2.5%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 7/7/2022	2,521,933	2,498,681
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 10/4/2024	16,101,301	14,853,450
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 5.02%, 5/30/2025	25,202,735	23,852,120
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 5.02%, 6/9/2023	15,374,884	14,548,484
		55,752,735
AUTO COMPONENTS — 0.9%
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 5.80%, 5/16/2024	21,944,525	20,765,007
BUILDING PRODUCTS — 0.9%
AZEK Co. LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.75%, 6.63%, 5/5/2024	1,984,848	1,910,417
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.80%, 2/29/2024	1,907,170	1,795,467
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.77%, 5/23/2025	$ 16,685,455	$ 15,613,998
		19,319,882
CAPITAL MARKETS — 1.0%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 6.12%, 12/3/2022	2,322,120	2,316,315
Duff & Phelps Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 2/13/2025	18,591,875	17,654,566
Victory Capital Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 2/12/2025	935,011	926,829
		20,897,710
CHEMICALS — 1.9%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.80%, 1/31/2024	4,290,040	4,094,844
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.57%, 11/21/2024	1,881,046	1,828,142
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.83%, 8/1/2025	14,925,000	14,589,187
LTI Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 9/6/2025	11,195,083	10,570,061
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 10/1/2025	6,985,075	6,705,672
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.00%, 10/28/2024	$ 3,464,507	$ 3,351,910
		41,139,816
COMMERCIAL SERVICES & SUPPLIES — 10.3%
Allied Universal Holdco LLC:
Senior Secured 2015 Term Loan, 3 Month USD LIBOR + 3.75%, 6.27%, 7/28/2022	30,939,622	29,439,050
Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 4.25%, 6.77%, 7/28/2022	2,092,199	2,003,280
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 10/19/2023	3,603,564	3,454,917
APX Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 5.00%, 7.50%, 4/1/2024	4,275,017	4,166,346
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.02%, 8/4/2025	21,082,345	20,911,156
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.52%, 8/4/2022	4,580,659	4,413,786
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.52%, 11/3/2023	1,648,131	1,584,266
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.52%, 11/3/2024	7,134,244	6,846,663
Cast and Crew Payroll LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 5.03%, 9/27/2024	498,737	496,166
Comet Acquisition, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.28%, 10/24/2025	4,090,909	4,024,432
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.76%, 5/20/2024	4,381,745	4,252,484
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 5.52%, 5/30/2025	26,702,761	24,980,433
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.55%, 2/21/2025	$ 4,866,568	$ 4,690,179
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.76%, 3/13/2025	10,036,517	9,660,148
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 2/27/2025	21,478,973	20,431,873
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.51%, 12/4/2024	7,832,278	7,597,310
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 5/2/2022	29,713,359	28,413,400
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.53%, 1/29/2025	905,187	874,637
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 12/31/2022	18,718,454	17,657,679
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.77%, 7/30/2025	3,398,889	3,271,431
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.51%, 4/13/2023	726,994	721,541
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.02%, 8/27/2025	21,820,312	21,165,703
VT Buyer Acquisition Corp.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 8/1/2025	3,433,256	3,395,713
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 8/1/2025	432,054	427,329
		224,879,922
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.4%
Riverbed Technology, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 4/24/2022	$ 8,929,257	$ 8,446,095
COMPUTER SERVICES — 0.7%
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.55%, 7/12/2025	16,196,428	15,649,798
COMPUTERS & PERIPHERALS — 0.4%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 5/6/2024	10,166,696	9,531,277
CONSTRUCTION & ENGINEERING — 0.5%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 1/22/2023	4,937,028	4,764,232
Minimax GmbH & Co. KG Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.52%, 7/31/2025	1,999,868	1,944,871
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.03%, 3/23/2025	3,608,836	3,543,426
		10,252,529
CONSTRUCTION MATERIALS — 0.5%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 10/25/2023	1,712,045	1,552,457
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 11/15/2023	10,000,000	9,556,300
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 4.00%, 6.60%, 9/27/2024	881,373	848,321
		11,957,078
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 1.6%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 11/7/2025	$ 4,607,174	$ 4,353,780
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 2/5/2023	25,168,016	24,062,385
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.77%, 10/17/2024	7,652,219	7,221,782
		35,637,947
DIAGNOSTIC EQUIPMENT — 0.2%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.80%, 9/27/2024	4,389,000	4,158,577
DISTRIBUTORS — 0.3%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.55%, 5/2/2023	5,482,777	5,316,018
Spin Holdco Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.03%, 11/14/2022	2,493,671	2,386,443
		7,702,461
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.75%, 7.56%, 11/29/2024	937,662	929,458
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 5.69%, 7/21/2025	12,012,578	11,609,256
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 9.54%, 7/20/2026	5,769,231	5,509,615
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.30%, 5/23/2025	$ 2,218,581	$ 2,166,445
LDiscovery LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.88%, 8.49%, 12/9/2022	3,290,043	2,985,714
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 8/18/2023	449,531	439,192
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.28%, 5/18/2025	24,260,181	22,402,821
		45,113,043
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 1/31/2025	38,923,071	36,451,456
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.53%, 10/4/2023	10,040,220	9,431,532
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 5/16/2024	4,401,329	4,258,286
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.26%, 11/27/2023	1,000,000	972,590
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 5.31%, 11/17/2023	2,961,760	2,815,152
		53,929,016
ELECTRIC UTILITIES — 0.0% (b)
TEX Operations Co. LLC Senior Secured Exit Term Loan B, 1 Month USD LIBOR + 2.00%, 4.52%, 8/4/2023	524,886	507,316
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.30%, 12/2/2024	$ 2,304,742	$ 2,229,838
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.01%, 7/26/2024	9,607,894	9,335,654
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.02%, 2/12/2025	10,625,945	10,081,365
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 9/28/2024	1,451,703	1,375,489
		20,792,508
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.03%, 10/31/2024	2,274,286	2,219,419
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.81%, 10/31/2025	4,051,095	3,889,051
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.25%, 5.55%, 6/16/2023	2,992,036	2,886,566
		6,775,617
FOOD & STAPLES RETAILING — 0.6%
Albertsons LLC:
Senior Secured USD 2017 Term Loan B5, 3 Month USD LIBOR + 3.00%, 5.82%, 12/21/2022	2,205,812	2,124,009
Senior Secured USD 2017 Term Loan B6, 3 Month USD LIBOR + 3.00%, 5.69%, 6/22/2023	2,805,194	2,671,947
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 5/1/2025	$ 2,367,484	$ 2,337,891
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 11/15/2022	5,750,000	5,343,935
		12,477,782
FOOD PRODUCTS — 0.3%
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.26%, 4/6/2024	4,683,136	4,554,350
JBS USA LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 5.30%, 10/30/2022	2,495,504	2,407,125
		6,961,475
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Carestream Health, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.27%, 2/28/2021	4,323,128	4,247,473
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 12.02%, 6/7/2021	17,069,077	16,813,041
DJO Finance LLC Senior Secured 2015 Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 6/8/2020	11,937	11,814
		21,072,328
HEALTH CARE PROVIDERS & SERVICES — 6.9%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.52%, 4/30/2025	6,462,211	6,160,620
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.75%, 3/14/2025	27,037,361	25,260,601
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.76%, 4/28/2022	2,572,172	2,412,208
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.50%, 5.96%, 5/10/2023	2,944,730	2,845,345
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 3.75%, 7/20/2025	$ 3,538,461	$ 3,456,652
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.75%, 10/20/2023	1,785,263	1,658,063
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.30%, 8/15/2024	1,661,353	1,630,203
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.53%, 6/7/2023	2,168,465	2,087,147
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 10/10/2025	22,903,226	21,406,271
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6.06%, 6/28/2024	1,327,770	1,256,960
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 4/30/2025	9,287,580	8,927,687
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 6/7/2023	9,429,312	8,964,400
National Mentor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 5.80%, 1/31/2021	2,629,864	2,597,806
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.76%, 6/30/2025	20,088,788	18,682,573
PharMerica Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.96%, 12/6/2024	1,935,126	1,854,499
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PharMerica Corporation Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 10.21%, 12/5/2025	$ 4,765,000	$ 4,550,575
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.13%, 11/16/2025	1,342,658	1,277,626
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 5/15/2022	4,987,310	4,798,191
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.78%, 9/2/2024	6,921,081	6,613,993
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 2/6/2024	12,604,481	11,328,277
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 6/23/2024	2,035,650	1,955,750
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 3 Month USD LIBOR + 4.25%, 7.05%, 12/30/2022	12,709,294	12,140,554
		151,866,001
HEALTH CARE TECHNOLOGY — 0.6%
Agiliti Health, Inc Senior Secured Term Loan, Zero Coupon, 1/4/2026	2,702,703	2,621,622
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 3/1/2024	7,525,453	7,161,710
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.27%, 10/23/2023	2,516,725	2,425,494
		12,208,826
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 4.3%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.77%, 2/16/2024	$ 347,542	$ 331,756
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.78%, 4/5/2024	6,755,874	6,485,639
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 2/14/2021	7,478,117	6,942,198
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 2/1/2024	32,346,487	30,735,794
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 5.28%, 10/4/2023	5,901,807	5,700,526
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.52%, 7/31/2024	2,111,933	2,030,982
NPC International, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 4/19/2024	6,459,016	6,071,476
Red Lobster Management LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.77%, 7/28/2021	1,742,650	1,694,727
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.27%, 8/14/2024	31,743,843	29,895,875
SeaWorld Parks & Entertainment, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 3.00%, 5.52%, 3/31/2024	2,992,386	2,864,671
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.46%, 1/25/2024	726,300	722,367
		93,476,011
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.3%
Champ Acquisition Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.50%, 7.98%, 12/12/2025	$ 7,462,687	$ 7,280,784
INSURANCE — 4.7%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.77%, 11/22/2023	15,290,088	14,860,131
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.27%, 11/22/2023	4,192,416	3,972,314
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.21%, 5/9/2025	11,493,502	10,896,529
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 1/25/2024	997,455	955,562
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 10/22/2024	13,183,084	12,482,799
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 11/8/2023	1,405,505	1,358,070
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.24%, 4/25/2025	31,152,353	29,502,368
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 6.06%, 12/20/2024	1,484,347	1,441,672
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 1/8/2024	12,754,686	12,101,009
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 12/31/2025	16,354,839	15,666,627
		103,237,081
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES — 1.5%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.77%, 2/15/2024	$ 299,240	$ 286,672
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.52%, 11/21/2024	8,891,603	8,424,794
LANDesk Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.76%, 1/20/2024	13,797,570	13,452,631
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.58%, 11/3/2023	9,907,619	8,790,535
SMS Systems Maintenance Services, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 7.52%, 10/30/2023	1,945,114	1,481,943
		32,436,575
INTERNET & CATALOG RETAIL — 0.6%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.02%, 8/18/2023	13,020,198	12,332,601
Spencer Gifts LLC Senior Secured Term Loan B1, 1 Month USD LIBOR + 4.25%, 6.72%, 7/16/2021	694,071	663,706
		12,996,307
IT SERVICES — 1.8%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.46%, 2/27/2025	5,101,385	4,970,687
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.52%, 10/31/2025	6,400,000	6,232,000
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.52%, 10/31/2024	2,554,477	2,509,774
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
First Data Corp. Senior Secured 2024 USD Term Loan, 1 Month USD LIBOR + 2.00%, 4.50%, 4/26/2024	$ 7,417,829	$ 7,104,425
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 3 Month USD LIBOR + 2.75%, 5.55%, 2/2/2024	933,197	899,756
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.28%, 2/1/2023	11,885,897	11,343,663
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 10/10/2025	6,000,000	5,790,000
		38,850,305
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 8/30/2024	4,232,312	4,023,363
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 5.02%, 8/18/2022	4,839,301	4,615,484
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 9/27/2024	16,772,975	15,284,373
		23,923,220
MACHINERY — 1.4%
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 2/1/2022	589,956	570,192
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6.05%, 7/19/2024	4,950,000	4,795,313
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 8/5/2024	2,949,859	2,845,376
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.80%, 5/31/2025	$ 4,987,469	$ 4,750,564
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.51%, 3/7/2025	7,066,659	6,742,794
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 3/28/2025	12,721,550	11,703,826
		31,408,065
MACHINERY-CONSTR&MINING — 0.4%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 8/1/2025	3,526,316	3,427,456
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.27%, 8/3/2026	5,484,423	5,385,018
		8,812,474
MEDIA — 5.7%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.22%, 1/31/2026	2,406,927	2,229,416
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.26%, 11/18/2024	7,746,960	7,316,035
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 11/29/2024	6,840,278	6,395,660
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 9/13/2024	19,757,628	18,794,444
Mission Broadcasting, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.76%, 1/17/2024	2,399	2,278
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.52%, 2/1/2024	$ 25,883,506	$ 24,498,350
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 5.27%, 3/15/2024	17,709,708	16,115,834
Virgin Media Bristol LLC Senior Secured Term Loan K, 1 Month USD LIBOR + 2.50%, 5.01%, 1/15/2026	17,371,485	16,498,655
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.72%, 8/18/2023	24,168,883	22,446,850
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 5.01%, 4/15/2025	11,089,036	10,477,420
		124,774,942
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 2/27/2023	2,033,684	2,020,658
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 6.02%, 7/31/2022	1,271,559	1,268,380
		3,289,038
MULTILINE RETAIL — 0.7%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.77%, 12/13/2023	14,961,929	14,382,154
OIL, GAS & CONSUMABLE FUELS — 0.8%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.87%, 6/24/2024	1,804,441	1,692,791
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.81%, 2/7/2025	10,157,660	9,814,839
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/17/2025	$ 6,925,896	$ 6,394,922
		17,902,552
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 9/20/2024	838,244	813,097
PAPER&RELATED PRODUCTS — 0.5%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.77%, 6/29/2025	11,875,000	11,281,250
PHARMACEUTICALS — 3.6%
Akorn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 8.06%, 4/16/2021	4,579,232	3,754,970
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.27%, 4/2/2022	3,438,769	3,377,525
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.06%, 5/4/2025	6,708,757	6,378,887
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.80%, 7/5/2023	1,591,381	1,432,243
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.81%, 4/29/2024	26,914,508	25,568,782
Horizon Pharma, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.56%, 3/29/2024	9,054,087	8,661,773
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 2/14/2025	14,082,510	13,395,988
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75%, 5.25%, 2/14/2025	$ 3,172,334	$ 3,017,683
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.51%, 6/2/2025	13,941,240	13,354,593
		78,942,444
POLLUTION CONTROL — 0.4%
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.74%, 8/1/2024	2,332,461	2,260,551
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.55%, 5/9/2025	7,420,090	6,900,684
		9,161,235
PROFESSIONAL SERVICES — 0.6%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.02%, 7/25/2022	15,753,373	12,478,010
RECYCLING — 0.6%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 3/6/2025	6,066,630	5,869,465
Tunnel Hill Partners, LP Senior Secured Term Loan B, Zero Coupon, 10/1/2025	7,743,363	7,641,731
		13,511,196
RETAIL-RESTAURANTS — 1.2%
Flynn Restaurant Group LP Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 6/27/2025	9,099,943	8,644,946
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.77%, 4/5/2025	10,780,673	10,349,446
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.76%, 2/5/2025	$ 1,978,511	$ 1,891,456
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 3/14/2025	2,481,250	2,372,708
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 1/31/2025	2,190,593	2,108,446
		25,367,002
ROAD & RAIL — 0.2%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.53%, 6/15/2023	5,000,000	4,825,000
SEMICONDUCTOR EQUIPMENT — 0.6%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.02%, 6/21/2024	1,700,039	1,587,412
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.02%, 6/21/2024	11,480,786	10,720,184
		12,307,596
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.53%, 7/5/2021	935,115	909,988
MACOM Technology Solutions Holdings, Inc. Senior Secured 2017 Add on Term Loan, 1 Month USD LIBOR + 2.25%, 4.77%, 5/17/2024	7,629,314	7,224,961
		8,134,949
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 10.1%
Applied Systems, Inc. Senior Secured 2017 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 9.52%, 9/19/2025	$ 454,545	$ 447,159
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 7.05%, 10/2/2025	14,000,000	13,538,490
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.53%, 4/26/2024	1,507,180	1,435,589
Compuware Corpo. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.01%, 8/22/2025	193,548	191,129
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 8/22/2025	2,800,000	2,719,500
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 6/1/2022	4,673,691	4,483,238
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 2/26/2025	6,498,766	6,284,306
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.77%, 8/1/2025	4,112,729	3,973,924
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.27%, 3/28/2025	2,779,512	2,675,281
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.52%, 7/7/2025	2,079,284	2,058,491
Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.50%, 6.02%, 7/1/2024	4,560,375	4,433,825
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, Zero Coupon, 1/12/2026	1,409,091	1,389,716
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2nd Lien Term Loan, Zero Coupon, 1/11/2027	$ 2,941,177	$ 2,941,176
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 8/5/2022	1,932,184	1,880,015
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.54%, 11/1/2023	9,704,205	9,253,347
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 9/30/2024	6,044,507	5,900,950
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.77%, 11/29/2024	22,130,611	21,383,814
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.77%, 12/1/2025	12,848,485	12,535,367
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.78%, 9/5/2025	3,485,646	3,285,221
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.50%, 6.37%, 4/26/2024	5,335,482	5,162,079
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.01%, 2/9/2024	2,348,882	2,310,713
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.78%, 5/16/2025	15,000,000	14,550,000
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.78%, 5/16/2026	12,000,000	11,890,020
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 10.77%, 11/20/2026	9,000,000	8,947,485
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 2/5/2024	17,906,344	17,282,487
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.27%, 3/3/2023	$ 2,769,487	$ 2,620,641
SonicWALL, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.14%, 5/16/2025	16,935,484	16,208,613
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 6.05%, 9/30/2022	1,324,136	1,279,917
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 2.25%, 4.77%, 4/16/2025	6,127,222	5,798,987
SS&C Technologies, Inc.:
Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.49%, 4/16/2025	16,153,447	15,288,107
Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.77%, 4/16/2025	2,036,240	1,928,075
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1 Month USD LIBOR + 4.50%, 7.30%, 1/27/2023	16,802,736	14,444,388
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.02%, 8/16/2024	3,273,486	3,243,828
		221,765,878
SPECIALTY RETAIL — 2.5%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.52%, 9/25/2024	22,719,079	21,833,035
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.03%, 8/19/2022	1,688,923	1,634,742
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.78%, 1/26/2023	10,000,000	7,394,450
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc. Senior Secured Term Loan B2, Zero Coupon, 3/11/2022	$ 5,000,000	$ 3,967,850
Staples, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.54%, 9/12/2024	20,361,934	19,568,735
		54,398,812
TELECOM SERVICES — 0.0% (b)
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.02%, 11/1/2024	1,022,556	986,767
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.02%, 11/30/2025	2,443,662	2,374,946
THRIFTS & MORTGAGE FINANCE — 0.2%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.78%, 11/1/2024	4,201,081	4,001,530
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,891,736,153)		1,807,489,589
CORPORATE BONDS & NOTES — 2.3%
COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (c)	2,122,000	2,187,846
COMPUTERS — 0.1% (b)
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	1,122,000	1,026,787
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (c)	250,000	238,072
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	2,000,000	1,773,320
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 11/15/2026	$ 1,000,000	$ 857,010
		2,630,330
FOOD — 0.0% (b)
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	24,000	21,000
HEALTH CARE PRODUCTS — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (c)	776,000	762,156
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (c)	830,000	840,815
		1,602,971
HEALTH CARE SERVICES — 0.3%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	2,000,000	1,865,020
Tenet Healthcare Corp.:
6.75%, 6/15/2023	2,727,000	2,560,026
8.13%, 4/1/2022	2,000,000	2,002,560
		6,427,606
HOLDING COMPANIES-DIVERS — 0.1%
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (c)	1,688,000	1,505,527
INSURANCE — 0.4%
AssuredPartners, Inc. 7.00%, 8/15/2025 (c)	5,410,000	4,887,718
HUB International, Ltd. 7.00%, 5/1/2026 (c)	3,964,000	3,581,514
		8,469,232
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	646,805
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.63%, 2/1/2025 (c)	4,000	3,705
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	4,814,000	4,356,478
		4,360,183
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.0% (b)
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (c)	$ 500,000	$ 430,550
MEDIA — 0.0% (b)
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	1,000,000	939,280
PACKAGING & CONTAINERS — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (c)	320,000	317,149
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (c)	1,478,000	1,317,474
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.00%, 7/15/2024 (c)	1,000,000	945,010
		2,579,633
PHARMACEUTICALS — 0.2%
Bausch Health Cos., Inc. 6.50%, 3/15/2022 (c)	734,000	737,897
Endo Finance LLC 5.75%, 1/15/2022 (c)	198,000	164,847
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (c)	621,000	543,189
NVA Holdings, Inc. 6.88%, 4/1/2026 (c)	2,998,000	2,665,852
		4,111,785
RETAIL — 0.5%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,013,833
IRB Holding Corp. 6.75%, 2/15/2026 (c)	8,000,000	6,955,120
Party City Holdings, Inc. 6.63%, 8/1/2026 (c)	2,500,000	2,273,600
		10,242,553
SOFTWARE — 0.0% (b)
Riverbed Technology, Inc. 8.88%, 3/1/2023 (c)	500,000	360,375
TELECOMMUNICATIONS — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,053,000	967,370
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (c)	$630,000	$ 607,950
		1,575,320
TOTAL CORPORATE BONDS & NOTES (Cost $53,003,083)		49,355,855
	Shares
SHORT-TERM INVESTMENT — 13.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $286,499,216)	286,499,216	286,499,216
TOTAL INVESTMENTS — 97.7% (Cost $2,231,238,452)		2,143,344,660
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		49,705,358
NET ASSETS — 100.0%		$ 2,193,050,018
(a)	The rate shown represents the rate at December 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership
At December 31, 2018, the Portfolio had unfunded loan commitments of $3,489,711, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Access CIG LLC	640,413	624,005	(16,408)
Heartland Dental LLC	850,069	817,129	(32,940)
GlobalLogic Holdings, Inc.	586,191	569,126	(17,065)
Pearl Intermediate Parent LLC	985,674	941,770	(43,904)
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
VT Buyer Acquisition Corp.	427,364	422,691	(4,673)
			$(114,990)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 49,355,855	$—	$ 49,355,855
Senior Floating Rate Loans	—	1,807,489,589	—	1,807,489,589
Short-Term Investment	286,499,216	—	—	286,499,216
TOTAL INVESTMENTS	$286,499,216	$1,856,845,444	$—	$2,143,344,660
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(114,990)	—	(114,990)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (114,990)	$—	$ (114,990)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$1,235,395,031	$1,145,568,933	$—	$—	286,499,216	$286,499,216	$2,277,597
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in unaffiliated issuers, at value	$1,856,845,444
Investments in affiliated issuers, at value	286,499,216
Total Investments	2,143,344,660
Receivable for investments sold	232,235,113
Dividends receivable — affiliated issuers	448,982
Interest receivable — unaffiliated issuers	12,567,386
Other Receivable	216,026
TOTAL ASSETS	2,388,812,167
LIABILITIES
Due to custodian	6,692,276
Payable for investments purchased	136,613,784
Payable for fund shares repurchased	51,651,524
Unrealized depreciation on unfunded loan commitments	114,990
Advisory fee payable	687,817
Trustees’ fees and expenses payable	599
Accrued expenses and other liabilities	1,159
TOTAL LIABILITIES	195,762,149
NET ASSETS	$2,193,050,018
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,944,739,236
Investments in affiliated issuers	286,499,216
Total cost of investments	$2,231,238,452
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 92,034,230
Dividend income — affiliated issuers	2,277,597
TOTAL INVESTMENT INCOME (LOSS)	94,311,827
EXPENSES
Advisory fee	4,884,230
Trustees’ fees and expenses	26,283
TOTAL EXPENSES	4,910,513
NET INVESTMENT INCOME (LOSS)	89,401,314
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(47,295,884)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(80,057,499)
Unfunded loan commitments	(233,547)
Net change in unrealized appreciation/depreciation	(80,291,046)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(127,586,930)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (38,185,616)
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 89,401,314	$ 112,665,248
Net realized gain (loss)	(47,295,884)	(11,863,247)
Net change in unrealized appreciation/depreciation	(80,291,046)	(16,510,979)
Net increase (decrease) in net assets resulting from operations	(38,185,616)	84,291,022
CAPITAL TRANSACTIONS
Contributions	280,085,172	1,509,849,498
Withdrawals	(1,242,812,661)	(225,415,777)
Other capital	3,300,164	850,599
Net increase (decrease) in net assets from capital transactions	(959,427,325)	1,285,284,320
Net increase (decrease) in net assets during the period	(997,612,941)	1,369,575,342
Net assets at beginning of period	3,190,662,959	1,821,087,617
NET ASSETS AT END OF PERIOD	$ 2,193,050,018	$3,190,662,959
See accompanying notes to financial statements.

SSGA MASTER TRUST
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/18 (Unaudited)	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Total return	(1.47)%(a)	4.43%	6.19%	(0.20)%	2.98%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,193,050	$3,190,663	$1,821,088	$802,489	$672,264	$610,477
Ratios to average net assets:
Total expenses	0.30%(b)	0.30%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	5.49%(b)	4.70%	4.31%	4.54%	4.49%	3.63%
Portfolio turnover rate	41%(a)	90%	68%	88%	65%	77%
(a)	Not annualized.
(b)	Annualized.
See accompanying notes to financial statements.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.    Organization
SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of one (1) series, which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”).
The Portfolio is classified as a diversified investment company under the 1940 Act.
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

“Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Expenses which are directly identifiable to the Portfolio are applied to the Portfolio within the Trust.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

3.    Securities and Other Investments
Loan Agreements
The Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, facilities furnished, and expenses borne by the Adviser, the Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of the Portfolio’s average daily net assets as shown in the following table:
Annual Rate
Blackstone / GSO Senior Loan Portfolio	0.30%
The Adviser pays all expenses of the Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees' counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Portfolio from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
Blackstone / GSO Senior Loan Portfolio	$1,216,609,413	$2,393,570,349
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$2,231,238,452	$314,310	$88,208,102	$(87,893,792)
8.    Line of Credit
Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Portfolio has exclusive access to $300 million of the total credit facility. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. The Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
9.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Portfolio was more broadly diversified.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
10.    New and Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
Annualized Expense Ratio	0.30%
Actual:
Ending Account Value	$ 985.30
Expenses Paid During Period(a)	1.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.70
Expenses Paid During Period(a)	1.53
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website www.spdrs.com.
Quarterly Portfolio Schedule
The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolio's website at www.spdrs.com.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Master Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SSGA Master Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial
Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained GSO Capital Partners as the sub-adviser.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation -All Rights Reserved
SPDRGSOSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) A Schedule of Investments for the series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 6, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 6, 2019